Commitments and Contingencies - Schedule of Weighted-average Remaining Lease Term and Discount Rate (Detail)	Dec. 31, 2020	Dec. 31, 2019
Operating leases:
Weighted-average remaining lease term	6 years 3 months 18 days	0 years
Weighted-average discount rate	8.70%
Finance lease:
Weighted-average remaining lease term	0 years	6 months
Weighted-average discount rate		10.60%